Property, Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Property Plant And Equipment [Line Items]
Depreciation and amortization expense	$ 1,719,327	$ 2,688,989	$ 3,249,417
Asset Impairment Charges	3,200,089	1,590,371	$ 0
Impairment of Long-Lived Assets to be Disposed of		39,380
Computer Equipment [Member]
Property Plant And Equipment [Line Items]
Asset Impairment Charges	$ 3,200,089	$ 199,621